CANTOR FITZGERALD INTERNATIONAL EQUITY FUND
Schedule of Investments
June 30, 2025 (Unaudited)

COMMON STOCKS - 87.8%	Shares	Value
Canada- 5.1%
Canadian Imperial Bank of Commerce	5,700	$ 403,731
Kinross Gold Corporation	39,890	623,481
		1,027,212
China- 6.1%
BYD Co Ltd - H Shares	32,000	498,266
Xiaomi Corp (a)	94,200	725,163
		1,223,429
Denmark- 1.4%
Novo Nordisk A/S - Class B	4,020	278,587

France- 7.1%
Bureau Veritas S.A.	13,300	454,030
Cie de Saint-Gobain S.A.	5,120	601,567
Ipsen SA	3,150	375,280
		1,430,877
Germany- 5.9%
Allianz SE	1,404	569,879
GEA Group AG	9,000	631,000
		1,200,879
Israel- 2.4%
Check Point Software Technologies Ltd. (a)	2,190	484,537

Italy- 7.2%
Assicurazioni Generali SpA	12,700	451,829
Eni SpA	24,350	393,414
Intesa Sanpaolo SpA	105,400	607,242
		1,452,485
Japan- 18.7%
Dai-ichi Life Holdings, Inc.	53,800	408,955
Hoshizaki Corp	12,436	428,452
Mitsubishi Heavy Industries Ltd	30,100	753,114
Mizuho Financial Group, Inc.	14,200	394,128
Obayashi Corp	26,000	393,884
Otsuka Corp.	18,900	384,958
Sony Group Corporation	19,900	517,324
Sumitomo Mitsui Financial Group, Inc.	20,500	516,127
		3,796,942
Korea (Republic Of)- 4.9%
Coway Company Ltd.	6,990	498,526
KB Financial Group, Inc.	6,060	497,023
		995,549
Malaysia- 2.0%
Tenaga Nasional Bhd	119,900	409,546

CANTOR FITZGERALD INTERNATIONAL EQUITY FUND
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)

COMMON STOCKS - 87.8% (Continued)	Shares	Value
Mexico- 1.4%
Wal-Mart de Mexico S.A.B. de C.V.	88,500	$292,746

Singapore- 2.8%
DBS Group Holdings Ltd. (a)	15,870	560,403

Spain- 6.1%
Banco Santander S.A.	77,290	640,129
CaixaBank S.A.	67,440	584,446
		1,224,575
Switzerland- 2.1%
Novartis A.G.	3,500	424,932

Taiwan- 2.9%
Realtek Semiconductor Corporation	30,000	582,610

Thailand- 1.7%
CP All Plc.	254,000	344,751

United Kingdom- 10.0%
Coca-Cola Europacific Partners plc	5,580	517,378
J Sainsbury PLC	97,650	388,622
Rolls-Royce Holdings plc	58,240	771,811
Unilever PLC	6,100	372,249
		2,050,060

Total Common Stocks (Cost $13,892,258)		17,780,120

DEPOSITARY RECEIPTS - 6.3%	Shares	Value
Energy - 1.6%
Oil & Gas Producers - 1.6%
BP PLC - ADR	10,700	320,251

Health Care - 1.8%
Biotech & Pharma - 1.8%
Dr Reddy's Laboratories Ltd. - ADR (a)	23,620	355,009

Technology - 2.9%
Semiconductors - 2.9%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	2,600	588,874

Total Depositary Receipts (Cost $1,040,543)		1,264,134

CANTOR FITZGERALD INTERNATIONAL EQUITY FUND
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)

EXCHANGE-TRADED FUNDS - 3.5%	Shares	Value
Equity - 3.5%
Equity - 3.5%
iShares MSCI India ETF	5,790	$ 322,387
iShares MSCI Poland ETF	11,650	375,829
		698,216

Total Exchange-Traded Funds (Cost $683,426)		698,216

MONEY MARKET FUNDS - 3.2%	Shares	Value
Fidelity Investments Money Market Government Portfolio - Class I, 4.19%(b) (Cost $637,485)	637,485	637,485

Total Investments at Value - 100.8% (Cost $16,253,712)		$ 20,379,955

Liabilities in Excess of Other Assets - (0.8%)		(158,231)

Net Assets - 100.0%		$ 20,221,724

ADR – American Depositary Receipt
A.S. – Anonim Sirketi
PLC – Public Limited Company
S.A. – Societe anonyme

(a) Non-income producing security.
(b) The rate shown is the 7-day effective yield as of June 30, 2025.